MoA Catholic Values Index Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
MoA Catholic Values Index Fund | MoA Catholic Values Index Fund
Prospectus [Line Items]
Annual Return [Percent]	23.02%	26.37%	(20.10%)	28.99%